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                             CLASS A, B AND C SHARES

                       AIM GLOBAL FINANCIAL SERVICES FUND

                         Supplement dated June 18, 1999
                     to the Prospectus dated March 1, 1999,
                            as revised June 11, 1999


Effective June 21, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 5 of the prospectus:

         "PORTFOLIO MANAGERS

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, he was a financial analyst for CS First Boston.

         o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team.

         o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc."



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                             ADVISOR CLASS SHARES OF

                       AIM GLOBAL FINANCIAL SERVICES FUND

                         Supplement dated June 18, 1999
                     to the Prospectus dated March 1, 1999,
                          as supplemented June 11, 1999


This supplement supersedes and replaces in its entirety the supplement dated June 11, 1999.

Effective June 21, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER" on page 4 of the prospectus:

         "PORTFOLIO MANAGERS

         The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Robert A. Shelton, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, he was a financial analyst for CS First Boston.

         o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team.

         o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc."

The following replaces in its entirety the information appearing under the heading "EXCHANGING SHARES-EXCHANGE CONDITIONS" on page A-3 of the prospectus:

         "The following conditions apply to all exchanges:

                  o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

                  o Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

                  o Exchanges must be made between accounts with identical registration information;

                  o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

                  o Shares must have been held for at least one day prior to the exchange; and


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                  o        If you have physical share certificates, you must
                           return them to the transfer agent prior to the exchange.

         Beginning September 15, 1999, the following exchange condition will apply:

                  o Because excessive short-term trading or market-timing activity can hurt fund performance, you are limited to a maximum of 10 exchanges per calendar year. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."



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